Investment in equity investees (Details 2) - CNY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investment in equity investees
Carrying value as equity method investment	¥ 18,204	¥ 4,077	¥ 196	¥ 326
Equity method investments, publicly traded
Investment in equity investees
Carrying value as equity method investment	13,218
Open market values of equity method investments	24,332
Individually immaterial cost method investments, fair value estimated | Carrying amount
Investment in equity investees
Cost method investment	6,046	9,917
Individually immaterial cost method investments, fair value estimated | Approximate fair value
Investment in equity investees
Cost method investment	14,965	14,455
Individually immaterial cost method investments, not practical to estimate fair value | Carrying amounts
Investment in equity investees
Cost method investments carrying value for which there is no fair value estimate	¥ 9,627	¥ 3,672